Schedule of Contractholder Funds Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Line Items]
Balance, beginning of year	$ 3,185,887	$ 3,402,594	$ 3,670,557
Deposits	105,671	103,041	105,626
Interest credited	102,805	108,730	118,957
Benefits	(122,109)	(137,834)	(145,889)
Surrenders and partial withdrawals	(172,856)	(211,171)	(279,835)
Contract charges	(73,866)	(72,575)	(71,332)
Net transfers from separate accounts	133	252	143
Other adjustments	(6,932)	(7,150)	4,367
Balance, end of year	$ 3,018,733	$ 3,185,887	$ 3,402,594